ACQUISITIONS (Details) shares in Thousands, $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) shares
Acquisitions
Balance at the beginning of the year | shares	54,353
Loss for the year	$ (1,894)
Joint Venture acquisition
Investment included in the consolidation (acquisition of control)	$ (52,459)
Balance at the end of the year | shares